Expense Example {- Fidelity Large Cap Stock K6 Fund} - 04.30 Fidelity Large Cap Stock K6 Fund PRO-05 - Fidelity Large Cap Stock K6 Fund - Fidelity Large Cap Stock K6 Fund	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567